Stockholders' Equity - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012 Scenario, Previously Reported	Oct. 31, 2013 Subsequent Event Reverse Stock Split	Sep. 30, 2013 Series A Convertible Preferred Stock	Dec. 31, 2012 Series A Convertible Preferred Stock	Dec. 31, 2011 Series A Convertible Preferred Stock	Sep. 30, 2013 Series B Convertible Preferred Stock	Dec. 31, 2012 Series B Convertible Preferred Stock	Dec. 31, 2011 Series B Convertible Preferred Stock	Sep. 30, 2013 Series B Convertible Preferred Stock In the event of any liquidation, dissolution or winding up	Dec. 31, 2012 Series B Convertible Preferred Stock In the event of any liquidation, dissolution or winding up	Sep. 30, 2013 Series B Convertible Preferred Stock Upon complete distribution	Dec. 31, 2012 Series B Convertible Preferred Stock Upon complete distribution
Class of Stock [Line Items]
Common Stock, shares authorized	19,000,000		19,000,000	14,000,000	19,000,000	19,000,000	14,000,000
Preferred Stock, shares authorized									2,500,000	2,500,000	2,500,000	7,000,000	7,000,000	7,000,000
Preferred Stock, dividend	8.00%		8.00%
Preferred Stock, liquidation preference in addition to declared but unpaid dividend															$ 3.00	$ 3.00	$ 0.60	$ 0.60
Preferred Stock, conversion price									$ 0.60	$ 0.60		$ 3.00	$ 3.00
Aggregate gross proceeds from public offering of common stock that triggers automatic conversion	$ 10,000,000		$ 10,000,000
Price paid by the public for shares that triggers automatic conversion	$ 6.00		$ 6.00
Preferred Stock, automatic conversion term	Each share of Preferred Stock will be automatically converted into shares of Common Stock at any time upon the closing of a firm commitment underwritten public offering of shares of Common Stock in which the aggregate gross proceeds from such offering to the Company is at least $10,000,000 and the price paid by the public for such shares is at least $6.00 per share, or at the election by the holders of at least a majority of the voting power of the then outstanding shares of Preferred Stock voting as a single class on an as converted to Common Stock basis.		Each share of Preferred Stock will be automatically converted into shares of Common Stock at any time upon the closing of a firm commitment underwritten public offering of shares of Common Stock in which the aggregate gross proceeds from such offering to the Company is at least $10,000,000 and the price paid by the public for such shares is at least $6.00 per share, or at the election by the holders of at least a majority of the voting power of the then outstanding shares of Preferred Stock voting as a single class on an as converted to Common Stock basis.
Preferred Stock, par value									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting right description	Common stock is entitled to one vote and all shares rank equally as to voting and other matters.
Reverse stock split ratio								0.3333
Issuance of Preferred Stock net of offering costs										416,667	416,667		1,835,000
Issuance of Preferred Stock, price per share										$ 0.60	$ 0.60		$ 3.00
Proceeds from issuance of preferred stock		$ 2,322,167	$ 5,673,173	$ 220,778	$ 5,893,951	$ 5,893,951				$ 250,000	$ 250,000		$ 5,505,000